Annual Total Returns[BarChart] - SA DFA Ultra Short Bond Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.28%)	(0.19%)	(0.28%)	(0.28%)	(0.19%)	(0.09%)	0.70%	1.52%	2.27%	0.21%